Other financial assets - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Other financial assets	£ 138	£ 122	£ 93
Investments in unlisted securities [member]
Disclosure of financial assets [line items]
Other financial assets	£ 138	£ 122